Lease Liabilities (Details) - Schedule of reduction lease liability - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year	$ 885,817,296	$ 489,395,684	$ 895,123,077	$ 902,452,867	$ 225,749,200	$ 228,062,524	$ 230,330,487
Finance costs	(794,943,885)	(397,471,942)	(805,341,897)	(814,941,134)	(194,970,062)	(197,841,098)	(200,659,812)
Present value of minimum lease payments	90,873,411	91,923,742	89,781,180	87,511,733	30,779,138	30,221,426	29,670,675
Present value of minimum lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year	90,873,411	91,923,742	89,781,180	87,511,733	30,779,138	30,221,426	29,670,675
Finance costs
Present value of minimum lease payments	90,873,411	91,923,742	89,781,180	87,511,733	30,779,138	30,221,426	29,670,675
Previously stated [member] | Lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year						228,062,523
Finance costs						(197,841,098)
Present value of minimum lease payments						30,221,425
Previously stated [member] | Present value of minimum lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year						30,221,425
Finance costs
Present value of minimum lease payments						30,221,425
Not later than one year [member] | Lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year	8,878,338	4,439,169	8,704,253	8,533,582	2,359,590	2,313,324	2,267,964
Not later than one year [member] | Present value of minimum lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year	5,428,131	2,714,066	5,978,847	6,586,405	2,154,878	2,112,624	2,071,200
Not later than one year [member] | Previously stated [member] | Lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year						2,313,323
Not later than one year [member] | Previously stated [member] | Present value of minimum lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year						2,112,624
Later than one year and not later than five years [member] | Lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year	37,324,891	18,662,445	36,593,030	35,875,519	9,919,810	9,725,304	9,534,612
Later than one year and not later than five years [member] | Present value of minimum lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year	17,164,474	8,582,236	18,899,037	20,812,094	7,241,240	7,099,256	6,960,054
Later than one year and not later than five years [member] | Previously stated [member] | Lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year						9,725,304
Later than one year and not later than five years [member] | Previously stated [member] | Present value of minimum lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year						7,099,255
Later than five years [member] | Lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year	839,614,067	466,294,070	849,825,794	858,043,766	213,469,800	216,023,896	218,527,911
Later than five years [member] | Present value of minimum lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year	$ 68,280,806	$ 80,627,440	$ 64,903,296	$ 60,113,234	$ 21,383,020	21,009,546	$ 20,639,421
Later than five years [member] | Previously stated [member] | Lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year						216,023,896
Later than five years [member] | Previously stated [member] | Present value of minimum lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Not later than one year						$ 21,009,546